Liquidity: (Details) (USD $)	3 Months Ended									12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Oct. 02, 2013 [SubsequentEventMember]	Sep. 30, 2013 [SubsequentEventMember]	Jun. 30, 2013 [SubsequentEventMember]	Oct. 02, 2013 [SubsequentEventMember] [ChiefExecutiveOfficerMember] [ConvertiblePreferredStockSeriesBMember]	Jun. 30, 2013 [LineOfCreditMember]	Oct. 02, 2013 [SeniorSecuredNotesDue2October2016Member] [SubsequentEventMember]	Oct. 02, 2013 [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [SubsequentEventMember] [DebtInstrumentVariableRateWellsFargoBankPrimeRateMember]	Oct. 02, 2013 [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [SubsequentEventMember] [WellsFargoEnergyCapitalIncMember]	Oct. 02, 2013 [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [SubsequentEventMember] [CubicLouisianaMember]	Sep. 30, 2013 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Jun. 30, 2013 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Dec. 18, 2009 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Oct. 02, 2013 [SubordinatedDebtMember] [SubsequentEventMember] [ChiefExecutiveOfficerMember]
Liquidity [Line Items]
Net loss	$ (2,609,256)	$ (1,543,350)	$ (2,188,397)	$ (439,586)	$ (1,762,885)	$ (3,650,314)	$ (3,580,358)	$ (2,661,177)	$ (2,598,783)	$ (5,934,218)	$ (12,490,632)	$ (10,289,236)
Cash provided from operations	(156,894)				(12,072)					54,204	(395,058)	(2,567,159)
Working capital deficit	34,517,649	30,191,399				35,768,341				30,191,399	35,768,341
Paydown on the Credit Agreement										9,134,890		(5,000,000)					9,134,980
Principal amount																		66,000,000						2,000,000
Repayment of debt																				5,000,000			0
Long-term debt (including current portion)		27,865,110				37,000,000				27,865,110	37,000,000										20,865,110
Interest rate basis																			Wells Fargo Bank prime rate			prime rate	prime rate
Interest rate spread over basis (as a percent)																			2.00%			1.00%	1.00%
Revolving credit facility																				10,000,000
Proceeds from Call Option Structured Derivative													35,000,000
Proceeds from the issuance of the senior secured notes																		101,000,000
Amount available for capital expenditures and working capital														21,000,000	21,000,000
Period for which cash flow from operations are sufficient to fund operations														12 months	12 months
Shares issued																2,115
Value of shares issued																2,115,000
Convertible term loan, principal amount		27,865,110				37,000,000				27,865,110	37,000,000												2,000,000		2,000,000
Accrued and unpaid interest																									$ 114,986